Leases	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases
Note 9: Leases
We are a lessee for corporate office space in Seattle, Washington, Swieqi, Malta and Seoul, Korea. The lessor for our Seoul, Korea leases is our controlling shareholder, DoubleU Games (see Note 12). Our leases have remaining terms of seven
to 53 months. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. The lease will expire in October 2024.
The Swieqi, Malta office lease was assumed as part of the SuprNation acquisition in October 2023 and consists of 4,770 square feet. The lease will expire in October 2024.
In September 2023, we executed a new sublease with our controlling shareholder, DUG, for 28,497 square feet of office space in Gangnam-gu, Seoul, Korea. The lease term commences in October 2023, and will expire in September 2028.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of March 31, 2024	As of December 31, 2023
Operating lease right-of-use asset	$6,538	$7,577
Accrued rent	365	447

Total operating lease right-of-use asset, net	$6,173	$7,130

Short-term operating lease liabilities	2,562	3,157
Long-term operating lease liabilities	3,975	4,420

Total operating lease liabilities	$6,538	$7,577

Operating lease costs	$866	$3,201

Supplemental cash flow information related to leases was as follows (in thousands):

	Three months ended	Year ended
	March 31, 2024	December 31, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$859	$3,501
Right-of-use assets obtained in exchange for new lease obligations	$0	$7,655